Related Party Transactions (Details) - HORIZON SPACE ACQUISITION II CORP - USD ($)						1 Months Ended					3 Months Ended	12 Months Ended
	Nov. 17, 2025	Jul. 05, 2025	Jul. 05, 2025	Nov. 18, 2024	Mar. 21, 2023	Nov. 17, 2025	Nov. 18, 2024	Jul. 26, 2024	Jul. 26, 2023	Mar. 21, 2023	Mar. 31, 2026	Dec. 31, 2025	May 18, 2026	Dec. 31, 2024	Nov. 21, 2024	Jul. 25, 2024
RELATED PARTY TRANSACTIONS
Founder ordinary share purchase price per share					$ 0.0001			$ 0.0145	$ 0.0145	$ 0.0001
Ordinary shares acquired								1,725,000	1,725,000
Founder ordinary share purchase price								$ 25,000	$ 25,000
Insider shares description								surrendered 1 ordinary share, all share amounts have been retroactively restated to reflect this issuance and surrender of 1 ordinary share. On August 2, 2024, Sponsor transferred (i) to each independent director nominee 20,000 Founder Shares, in the aggregate amount of 60,000 Founder shares, and (ii) to Chief Financial Officer, 10,000 Founder Shares, all at the original purchase price of $0.0145 per share when the Sponsor acquired such shares	surrendered 1 ordinary share, all share amounts have been retroactively restated to reflect this issuance and surrender of 1 ordinary shares. On August 2, 2024, Sponsor transferred (i) to each independent director nominee 20,000 Founder Shares, in the aggregate amount of 60,000 Founder shares, and (ii) to Chief Financial Officer, 10,000 Founder Shares, all at the original purchase price of $0.0145 per share when the Sponsor acquired such shares.
Conversion price	$ 10					$ 10					$ 10	$ 10	$ 10
Promissory note, related party											$ 990,000	$ 990,000		$ 0
Extension fee deposited into Trust Account	$ 690,000					$ 690,000
Unsecured promissory note	$ 690,000					$ 690,000							$ 850,000
Amount due to related party											571,134	354,484		254,484
Business Combination, Consideration Transferred											2,500,000	2,500,000
Office space, administrative and support services per month											$ 10,000	$ 10,000
Promissory Note Agreement [Member]
RELATED PARTY TRANSACTIONS
Borrowing amount																$ 500,000
Unsecured promissory notes, principal amount		$ 300,000	$ 300,000
Conversion price											$ 10	$ 10
Promissory note, related party											$ 990,000	$ 300,000		$ 0
Related Party [Member]
RELATED PARTY TRANSACTIONS
Founder shares issued and outstanding				1,725,000			1,725,000
Founder shares issued and outstanding amount				$ 225,000			$ 225,000
Over-allotment option exercised															225,000